Segment reporting (Details 4) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Total non-current assets	$ 37,740,991	$ 53,907,227
PRC [Member]
Total non-current assets	34,227	6,973,528
United States of America [Member]
Total non-current assets	$ 37,706,764	$ 46,933,699